Inventory - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 34,737	$ 49,232
Finished goods	1,580,613	1,419,993	$ 875,131
Reserve for obsolescence	(100,000)	(100,000)
Total inventory	$ 1,515,351	$ 1,369,225	$ 923,707